Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers, net of allowances	$ 2,228.3	$ 2,027.5
Increase (decrease) in receivables	200.8
Contract liabilities: Advance payments from customers	458.4	$ 378.8
Increase (decrease) in liabilities	$ 79.6